Financial Instruments (Details) - Schedule of profit before tax is affected through the impact on floating rate borrowings - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Loans and borrowings [Member]
Financial Instruments (Details) - Schedule of profit before tax is affected through the impact on floating rate borrowings [Line Items]
Increase/decrease in basis points		+100
Effect on profit before tax 2021	£ (1,393)
Effect on profit before tax 2020		£ (298)
Loans and borrowings One [Member]
Financial Instruments (Details) - Schedule of profit before tax is affected through the impact on floating rate borrowings [Line Items]
Increase/decrease in basis points		-100
Effect on profit before tax 2021	£ 95
Effect on profit before tax 2020		£ 200